Accounts Payables, Other Payables and Contract Liabilities - Schedule of Accounts Payables, Other Payables and Contract Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Payables, Other Payables and Contract Liabilities [Abstract]
Accounts payable	$ 1,716,216	$ 987,666
Accrued expenses	168,170	8,631
Contract liabilities	430,735	518,441
Total	$ 2,315,121	$ 1,514,738